SHORTTERM BANK LOAN (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Short-term bank loan	$ 31,519	$ 20,784
China Construction Bank [Member]
Short-term bank loan	$ 31,519	$ 20,784